CAPITAL STOCK (Details - Minimum pre-Transaction price per share) - $ / shares		6 Months Ended	12 Months Ended
		Apr. 30, 2021	Oct. 31, 2020
$0.22
Pre-transaction price per share valuation	[1]	$ 0.22	$ 0.22
Executive bonus shares issued	[2]	40,000,000	40,000,000
Non-executive board bonus shares issued	[3]	2,000,000	2,000,000
$0.34
Pre-transaction price per share valuation	[1]	$ 0.34	$ 0.34
Executive bonus shares issued	[2]	60,000,000	60,000,000
Non-executive board bonus shares issued	[3]	3,000,000	3,000,000
$0.45
Pre-transaction price per share valuation	[1]	$ 0.45	$ 0.45
Executive bonus shares issued	[2]	80,000,000	80,000,000
Non-executive board bonus shares issued	[3]	4,000,000	4,000,000
$0.54
Pre-transaction price per share valuation	[1]	$ 0.54	$ 0.54
Executive bonus shares issued	[2]	100,000,000	100,000,000
Non-executive board bonus shares issued	[3]	5,000,000	5,000,000

[1]	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
[2]	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
[3]	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara